Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2018, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2018
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Investment in convertible notes	-	-	1,789,470
Guarantee liabilities	-	-	(107,614)